Award Timing Disclosure	12 Months Ended
Nov. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Until fiscal 2024, it was the CHCC’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting in November and February of each fiscal year. In fiscal 2024, the Committee determined, due to administrative convenience, to consolidate approval of its ordinary course annual equity grants at its regularly scheduled meeting in January, for grants to be made in early February. At this meeting, the CHCC approved each executive officer's, including each Named Executive Officer's, annual equity awards.
McCormick does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does it release MNPI based on equity grant dates or time the disclosure of MNPI for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the CHCC prior to granting an equity award, the CHCC will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Method
McCormick does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does it release MNPI based on equity grant dates or time the disclosure of MNPI for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the CHCC prior to granting an equity award, the CHCC will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	not schedule
MNPI Disclosure Timed for Compensation Value	false